BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

35.   BUSINESS COMBINATION

Pursuant to the resolution passed at the Directors’meeting  on October 28, 2020, the Company entered into an Agreement with Sinopec Assets Management Corporation (“SAMC”) in relation to the formation of Sinopec Baling Petrochemical Co. Ltd (“Baling Petrochemical”). According to the Agreement, the Company and SAMC subscribed capital contribution with the business of Baling area respectively and some cash. After the capital injection, the Company remained to hold 55% of Baling Petrochemical’s voting rights and was still able to control Baling Petrochemical.

As Sinopec Group Company controls both the Company and SAMC, the transaction described above between Sinopec and SAMC has been accounted as business combination under common control. Accordingly, the assets and liabilities of which SAMC subscribed have been accounted for at historical cost, and the consolidated financial statements of the Group prior to these acquisitions have been restated to include the results of operation and the assets and liabilities of Baling Branch of SAMC on a combined basis.

Baling Petrochemical is mainly engaged in the production and sales of petrochemicals, chemical fibers, fertilizers, fine chemical products and other chemical products.

The financial condition as of December 31, 2019 and the results of operation for the year ended December 31, 2019 previously reported by the Group have been restated, as set out below:

	The Group, as	Baling Branch	Elimination and	The Group,
	previously reported	of SAMC	Adjustment*	as restated
	RMB million	RMB million	RMB million	RMB million
Summarised consolidated statement of income
for the year ended December 31, 2019:
Sales of goods and other operating revenues	2,966,193	16,906	(23,300)	2,959,799
Net income attributable to owners of the Company	57,465	50	(22)	57,493
Net income attributable to non-controlling interests	14,568	—	22	14,590
Basic earnings per share (RMB)	0.48	0.0004	—	0.48
Diluted earnings per share (RMB)	0.48	0.0004	—	0.48
Summarised consolidated balance sheet
as of December 31, 2019:
Current assets	445,856	2,097	(643)	447,310
Total assets	1,755,071	5,858	(643)	1,760,286
Current liabilities	576,374	4,247	(643)	579,978
Total liabilities	879,236	4,389	(643)	882,982
Total equity attributable to owners of the Company	738,150	1,448	(652)	738,946
Non-controlling interests	137,685	21	652	138,358
Summarised consolidated statement of cash flows
for the year ended December 31, 2019:
Net cash generated from operating activities	153,420	199	—	153,619
Net cash used in investing activities	(120,463)	(588)	—	(121,051)
Net cash (used in)/generated from financing activities	(84,713)	509	—	(84,204)
Net (decrease)/increase in cash and cash equivalents	(51,756)	120	—	(51,636)

At the completion date, the non-controlling interests amount to RMB 972 was recognized in relation to SAMC’s 45% interest in Baling Branch of the Company.